Risks (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)
Risk [Line Items]
Contract with Customer, Asset, after Allowance for Credit Loss, Current	$ 197,165
Loss allowance for other current assets	166	$ 165	$ 180
Interest rate		1.00%
Change in tax profit	20,661	$ 27,687	$ 19,420
Credit Risk [Member]
Risk [Line Items]
Contract with Customer, Asset, after Allowance for Credit Loss, Current	1,384,630
Insured cash balance in bank	102,564			$ 800,000
Loss allowance for other current assets	$ 166	$ 165
Interest Rate Risk [Member]
Risk [Line Items]
Interest rate		1.00%